SCHEDULE OF FOREIGN CURRENCY SENSITIVITY ANALYSIS (Details) € in Thousands, ₪ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 SGD ($)
IfrsStatementLineItems [Line Items]
Net foreign exchange loss	$ 19	₪ 165	€ 10	$ 14	$ 127	₪ 73	€ 3
NIS [member]
IfrsStatementLineItems [Line Items]
Tax rate effect from change in tax rate	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
AUD [member]
IfrsStatementLineItems [Line Items]
Tax rate effect from change in tax rate	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
SGD [member]
IfrsStatementLineItems [Line Items]
Tax rate effect from change in tax rate	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
EUR [member]
IfrsStatementLineItems [Line Items]
Tax rate effect from change in tax rate	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%